Average Annual Total Returns - ETF - Vanguard Intermediate-Term Corporate Bond Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	Bloomberg U.S. 5-10 Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. 5-10 Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. 5-10 Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	9.55%	6.39%	5.72%	8.30%	4.94%	4.26%	5.65%	4.28%	3.81%	9.45%	6.34%	5.73%	9.75%	6.57%	5.83%	7.75%	4.53%	3.89%